Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($)	3 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.50%	1.40%	1.10%
United States Real GDP year-over-year growth	1.90%	1.80%	2.00%
Canadian unemployment rate	6.50%	6.70%	6.80%
United States unemployment rate	4.30%	4.60%	4.40%
Canadian Housing Price Index growth	(0.10%)	(0.60%)	0.80%
Canadian household debt service ratio	14.60%	14.70%	14.60%
West Texas Intermediate Oil Price	$ 76	$ 78	$ 70
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.90%	1.90%	2.00%
United States Real GDP year-over-year growth	2.00%	2.00%	1.80%
Canadian unemployment rate	6.00%	6.00%	6.10%
United States unemployment rate	4.10%	4.10%	4.10%
Canadian Housing Price Index growth	3.50%	3.20%	2.70%
Canadian household debt service ratio	14.80%	14.90%	14.70%
West Texas Intermediate Oil Price	$ 67	$ 68	$ 67
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.30%	2.10%	1.70%
United States Real GDP year-over-year growth	4.00%	2.90%	2.80%
Canadian unemployment rate	6.20%	6.10%	6.40%
United States unemployment rate	3.90%	3.80%	3.90%
Canadian Housing Price Index growth	2.60%	3.70%	3.90%
Canadian household debt service ratio	14.50%	14.40%	14.30%
West Texas Intermediate Oil Price	$ 96	$ 89	$ 74
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.30%	2.30%	2.40%
United States Real GDP year-over-year growth	3.00%	2.90%	2.80%
Canadian unemployment rate	5.50%	5.50%	5.50%
United States unemployment rate	3.60%	3.50%	3.50%
Canadian Housing Price Index growth	5.90%	5.20%	4.70%
Canadian household debt service ratio	14.50%	14.60%	14.40%
West Texas Intermediate Oil Price	$ 81	$ 80	$ 83
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth		0.40%	(0.40%)
United States Real GDP year-over-year growth	0.60%	0.70%	0.70%
Canadian unemployment rate	6.80%	7.00%	7.40%
United States unemployment rate	5.10%	5.00%	5.00%
Canadian Housing Price Index growth	(2.70%)	(5.10%)	(3.70%)
Canadian household debt service ratio	15.00%	15.10%	15.20%
West Texas Intermediate Oil Price	$ 59	$ 52	$ 54
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.10%	1.10%	1.10%
United States Real GDP year-over-year growth	1.30%	1.20%	1.00%
Canadian unemployment rate	6.70%	6.80%	7.00%
United States unemployment rate	4.80%	4.70%	4.60%
Canadian Housing Price Index growth	1.80%		(0.50%)
Canadian household debt service ratio	15.50%	15.70%	15.60%
West Texas Intermediate Oil Price	$ 55	$ 55	$ 58